Financial Instruments And Risks - Summary of Credit Exposure of The Group (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Cash at bank	¥ 24,158,568	¥ 7,352,394	¥ 18,576,090
Restricted cash	23,029,588	24,602,779
Financial assets at fair value through profit or loss	34,423,897	18,583,056
Financial assets at amortized cost	6,563,969	8,623,012
Financial assets purchased under reverse repurchase agreements	700,007
Accounts and other receivables and contract assets	23,325,978	26,296,438
Loans to customers	119,825,814	47,498,512
Total financial assets	232,027,821	132,956,191
On Balance Sheet Exposure [Member]
Disclosure of credit risk exposure [line items]
Cash at bank	24,158,568	7,352,394
Restricted cash	23,029,588	24,602,779
Financial assets at fair value through profit or loss	34,423,897	18,583,056
Financial assets at amortized cost	6,563,969	8,623,012
Financial assets purchased under reverse repurchase agreements	700,007
Accounts and other receivables and contract assets	23,325,978	26,296,438
Loans to customers	119,825,814	47,498,512
Total financial assets	232,027,821	132,956,191
Off Balance Sheet Exposure [Member]
Disclosure of credit risk exposure [line items]
Financing guarantee commitment	¥ 20,969,026	¥ 4,639,331